Other Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment, Leasehold Improvements, and Related Accumulated Depreciation and Amortization

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	September 30, 2018	December 31, 2017
Manufacturing, clinical and laboratory equipment	$6,805	$7,500
Leasehold improvements	4,764	4,727
Office furniture and equipment	268	234
Construction in progress	—	17

	11,837	12,478
Less: accumulated depreciation and amortization	(10,947)	(10,323)

Total	$890	$2,155

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	December 31,
	2017	2016
Manufacturing, clinical and laboratory equipment	$7,500	$7,325
Leasehold improvements	4,727	4,450
Office furniture and equipment	234	220
Construction in progress	17	111

	12,478	12,106
Less: accumulated depreciation and amortization	(10,323)	(9,601)

Total	$2,155	$2,505

Schedule of Accrued Expenses

Accrued expenses consist of (in thousands):

	September 30, 2018	December 31, 2017
Accrued clinical and related costs	$3,289	$5,377
Accrued compensation and related taxes	1,081	3,591
Accrued other	182	173

Total	$4,552	$9,141

Accrued Expenses

Accrued expenses consist of (in thousands):

	December 31,
	2017	2016
Accrued clinical and related costs	$5,377	$2,316
Accrued compensation and related taxes	3,591	2,154
Accrued other	173	186

Total	$9,141	$4,656